Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2013
Prospectus Date	rr_ProspectusDate	Jan. 30, 2013
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST I Columbia Pacific/Asia Fund (the "Fund") Supplement dated January 30, 2013 to the Fund's prospectuses dated August 1, 2012, as supplemented
(Columbia Pacific/Asia Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Supplement - Text Block	columbia_SupplementTextBlock_01

Effective immediately, the second paragraph of the section of the prospectuses for the Fund entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest in currency forwards and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.